Other assets (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Other Assets

	June 30, 2012	December 31, 2011
Prepaid expense	$—	$11,203
Intangible assets	3,415	6,538
Investment in affiliate	650	784
Capital assets	606	—
Restricted cash	60,000	65,000
Other	7,890	5,229

Other assets	$72,561	$88,754